UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-12952


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey          February 13, 2009
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          32


Form 13F Information Table Value Total:    $71,552
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-12952

                                                     FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                           September 30, 2008
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
Name Of Issuer                   Title of ClCUSIP     Value ('X $10SHRS OR PRN AMT  SH/PRN PUT/CALL INVSTMT DSCRETN
ABBOTT LABS                      COM           2824100      8940000           167505SH             SOLE
ABIOMED INC                      COM           3654100       717000            43660SH             SOLE
AETERNA LAB                      COM           7975204        17000            34647SH             SOLE
ALEXION PHARMACEUTICALS INC      COM          15351109      3116000            86103SH             SOLE
ALPHATEC HOLDINGS                COM        02081G102         42000            18075SH             SOLE
AMICUS THE                       COM        03152W109        310000            38933SH             SOLE
AUXILIUM PHARMACEUTICALS INC     COM        05334D107        940000            33024SH             SOLE
BAXTER INTL INC                  COM          71813109      3485000            65032SH             SOLE
BIOMARIN PHARMACEUTICAL INC      COM        09061G101       3663000           205782SH             SOLE
CELGENE CORP                     COM         151020104      2711000            49043SH             SOLE
CIGNA CORP                       COM         125509109      1822000           108139SH             SOLE
COGNIZANT TECHNOLOGY SOLUTIO     CL A        192446102      4566000           252856SH             SOLE
COUGAR BIO                       COM         222083107      1241000            47724SH             SOLE
DR REDDYS LABS LTD               ADR         256135203      1793000           182964SH             SOLE
GENENTECH INC                    COM NEW     368710406      7189000            86716SH             SOLE
GILEAD SCIENCES INC              COM         375558103      4678000            91471SH             SOLE
HUMANA INC                       COM         444859102      2386000            64000SH             SOLE
ILLUMINA INC                     COM         452327109      1755000            67363SH             SOLE
INCYTE CORP                      COM        45337C102        878000           231832SH             SOLE
INTERMUNE INC                    COM        45884X103        201000            19008SH             SOLE
MASIMO CORP                      COM         574795100       794000            26588SH             SOLE
MCKESSON CORP                    COM        58155Q103       4094000           105700SH             SOLE
MICROMET INC                     COM        59509C105        924000           211917SH             SOLE
NOVO-NORDISK A S                 ADR         670100205      1805000            35115SH             SOLE
NUVASIVE INC                     COM         670704105      1693000            48876SH             SOLE
OMNICARE INC                     COM         681904108      3413000           122947SH             SOLE
PHARMAXIS LTD                    SPON GDR   71715J105        192000            15598SH             SOLE
SEATTLE GENETICS INC             COM         812578102       842000            94242SH             SOLE
ST JUDE MED INC                  COM         790849103      4448000           134936SH             SOLE
STRYKER CORP                     COM         863667101       290000             7260SH             SOLE
SUCAMPO PHARMACEUTICALS INC      CL A        864909106       629000           109436SH             SOLE
VOLCANO CORP                     COM         928645100      1978000           131847SH             SOLE


